SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SHARE-BASED PAYMENTS

25.	SHARE-BASED PAYMENTS

Currently the Company has two plans of share-based payment programs: (i) the Stock Option Plan, approved in Extraordinary General Meeting of July 30, 2013 (“Stock Option Plan”) and (ii) Share-based Plan, approved in Extraordinary General Meeting of April 29, 2016, as amended in Extraordinary General Meeting of April 24, 2020 (“Share-Based Plan”). Under each of these plans, the Company can periodically issue different stock option and restricted share units programs. These programs allow certain Group employees and members of the Management, indicated by the Board of Directors and People Committee, to either buy shares of the Company by exercising stock options or receive shares directly.

25.1 Share-Based Plan

In this plan, certain employees and members of the Management are eligible to receive Company shares, including in the form of ADRs. The shares subject to the Share-Based Plan are designated as "restricted shares" (RSUs) or “performance shares” (PSUs).

The delivery of restricted shares and performance shares are made without charge, and the vesting period may vary between three and five years from the corresponding grant date, depending on the share-based compensation program. Restricted shares and performance shares may entitle participates the right to receive additional shares with the same conditions, such as compensation dividends and interest on shareholder´s equity declared and paid by the Company during the vesting period. The right to receive restricted, performance and additional shares, can be partially or completely lost under certain circumstances, including in case of resignation or termination during the vesting period.

25.1.1 Other disclosures of the Share-Based plan

During the period, the Company granted 33,686 thousand restricted shares under the Share-Based Plan (49,328 thousand in 2022 and 20,629 thousand in 2021), representing a fair value of approximately R$463.5 in 2023 (R$766.6 in 2022 and R$325.7 in 2021).

The total number of shares granted to the Company’s executives under the Share-Based Plan, which will be delivered in the future under certain conditions, is shown below:

Restricted and performance shares

Thousand restricted shares	2023	2022	2021

Restricted and performance shares outstanding at January	108,854	62,545	43,458
New restricted and performance shares during the period	33,686	49,328	20,629
Restricted and performance shares granted during the period	(18,309)	(12)	(22)
Restricted and performance shares forfeited during the period	(5,235)	(3,007)	(1,520)
Restricted shares outstanding at the end of the year	118,996	108,854	62,545

25.2 Option Plan

Since 2020, the Company no longer grants to your employees and executives stock options recognized in accordance with IFRS 2 - Share-Based Payment. However, there are stock options granted in previous periods that are not vested yet, as well as stock options that are already vested but not yet expired, which remain valid within the scope of the programs issued under the Option Plan and subject to the accounting treatment mentioned.

In addition, some employees of the Company and its subsidiaries, who receive their bonus in cash, have the option, according to their position, to choose to allocate part or all the amounts received as such to the acquisition of shares issued by Ambev, these shares are called "voluntary shares" and are granted under the Stock Option Plan. In general, voluntary shares are entitled to dividends from the date of grant and are subject to a vest period of three to five years (look-up). These shares are granted at market price with a discount applied up to 20%, the discount is delivered in the form of restricted shares. Executives who invest in voluntary shares also receive one and a half times the number of corresponding shares for each voluntary share acquired, up to a limited total percentage of each executive's variable remuneration. These matching shares are also delivered in the form of restricted shares.

As the voluntary shares, granted under the Stock Option Plan, are part of the profit share earned by eligible executives, they are recognized as an expense in the income statement against liabilities. Meanwhile, the mentioned restricted shares (discounted shares and matching shares) are granted under the Share-Based Plan, as per conditions outlined in item 25.1 above, and are recognized in accordance with the accounting treatment set out in this note, according to IFRS 2 - Share-based Payment.

25.2.1 Other disclosures of the Stock Options Plan

The Company have not granted stock options, neither there were options exercised during the year ended December 31, 2023, and 2022 (for options exercised in the year ended December 31, 2021, the weighted average share price on the exercise date was R$17.87). The total number of outstanding options developed was as follows:

Thousand options	2023	2022	2021

Options outstanding at January	99,717	113,760	127,265
Options exercised during the period	-	-	(5,247)
Options forfeited during the period	(11,756)	(14,043)	(8,258)
Options outstanding at the end of the year	87,961	99,717	113,760

The range of exercise prices of the outstanding options is from R$15.95 (R$15.95 in 2022 and R$15.95 in 2021) to R$32.81 (R$39.04 in 2022 and R$45.97 in 2021) and the weighted average remaining contractual life is approximately 3.60 years (4.29 years in 2022 and 6.70 years in 2021).

Of the 87,961 thousand outstanding options (99,717 thousand in 2022 and 113,760 thousand in 2022), 68,635 thousand options were vested in 2023 (63,850 thousand in 2022 and 59,250 thousand in 2021).

The weighted average exercise price of the options is as follows:

In R$ per share	2023	2022	2021

Options outstanding at January 1	19.39	19.92	19.81
Options forfeited during the period	22.68	22.60	25.27
Options exercised during the period	-	-	13.16
Options outstanding at the end of the period	18.86	19.39	19.92
Options exercisable at the end of the period	19.08	20.12	21.14

To settle the exercised stock options, the Company may use treasury shares. The current limit on the authorized capital is considered sufficient to meet the Company’s obligations under all stock option plans if the issue of new shares is required to meet the grants awarded under the programs.

During the period, the Company granted 47 thousand deferred shares under the stock option plan which are valued based on the share market price prior to the grant, which represented a fair value of R$0.6(at December 31, 2022, 44 thousand deferred shares under the stock option plan which are valued based on the share market price prior to the grant, which represented a fair value of R$0.6 and at December 31, 2021, 110 thousand deferred shares had been granted, which are valued based on the share market price prior to the grant, which represented a fair value of R$1.7). Such deferred shares are subject to a vesting period of five years from the grant date. The total number of shares purchased by employees, under the Stock Option Plan, which will be delivered in the future based on the fulfilment of certain conditions, is as set out below:

Deferred shares

Thousand deferred shares	2023	2022	2021

Deferred shares outstanding at January 1	889	1,168	6,065
New deferred shares during the period	47	44	110
Deferred shares granted during the period	-	(214)	(4,964)
Deferred shares forfeited during the period	-	(109)	(43)
Deferred shares outstanding at the end of the year	936	889	1,168

25.3 Expenses related to share-based payments

The share-based payments transactions described above generated an expense of R$333.4 in 2023 (R$311.6 and R$391.5 in 2022 and 2021, respectively), recorded as administrative expenses.

Accounting policies

Under the Share-Based Plan, the reference price per restricted share is defined on the stock grant date based on the share price of the trading session on B3 immediately prior to the shares granting, except for the performance shares, which the fair value is defined at the grant date based on “Monte Carlo” pricing method. After defining the reference price, based on number of grant shares, the calculated amount is recorded as expense against equity. The shares are transferred to attendees according to the terms and periods by the respective programs.

Under the stock option programs, the fair value of the shares is estimated as at the option grant date, using the “Hull Binomial” pricing model, adjusted to reflect the IFRS 2 - Share-based Payment requirement that assumptions regarding forfeiture before the end of the vesting period cannot impact the fair value of the option. The fair value of the share options is estimated at the grant date, using an option pricing model. Based on the expected number of options that will be exercised, the fair value of the options granted is recognized as an expense over the vesting period with a corresponding credit to equity. When the options are exercised, the equity is increased by the amount of the proceeds received.

In addition, on some occasions, AB InBev employees and managers are expatriated to the Company. In these cases, the compensation cost related to options to acquire shares and restricted shares of AB InBev is recognized in the income statement against shareholders' equity, in proportion to the period of expatriation. When the equity instruments are delivered, this amount is reimbursed to AB InBev.

On the other hand, when employees and managers who have options to acquire shares and restricted shares of the Company are expatriated to AB InBev, the compensation cost is recognized by AB InBev in proportion to the period of expatriation, and the Company is reimbursed at the time of delivery of its equity instruments to AB InBev employees and managers.

The Company's share-based payment plans are settled in shares.